Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Linked Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.92%	3.29%	5.37%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.52%	13.10%
A
Prospectus [Line Items]
Average Annual Return, Percent	1.44%	3.28%		[1]
C
Prospectus [Line Items]
Average Annual Return, Percent	4.54%	3.56%		[1]
I
Prospectus [Line Items]
Average Annual Return, Percent	6.52%	4.51%		[1]
L
Prospectus [Line Items]
Average Annual Return, Percent	6.50%	4.51%	6.55%
L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.81%	3.26%	4.28%
L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.01%	3.21%	4.48%
R
Prospectus [Line Items]
Average Annual Return, Percent	6.07%	4.08%		[1]
Z
Prospectus [Line Items]
Average Annual Return, Percent	6.60%	4.60%		[1]

[1]	The inception date for Class A, Class C, Class I, Class R and Class Z shares is July 1, 2019. Since inception and through December 31, 2024, Class A, Class C, Class I, Class R and Class Z share had a return before taxes of 4.71%, 4.91%, 5.87%, 5.43% and 5.96%, respectively.